Subsequent events (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Feb. 01, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Average number of shares, basic		435,927,486	401,773,841	401,159,541
Notional value		R$ 9,802,246	R$ 6,526,651
Dividends paid, ordinary shares per share	R$ 0.08